John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 9/30/2022

Fund’s investments
As of 9-30-22 (unaudited)
	Shares	Value
Common stocks 95.5%		$125,262,143
(Cost $149,969,948)
Communication services 4.5%		5,857,355
Diversified telecommunication services 2.6%
AT&T, Inc.	25,531	391,640
BT Group PLC	45,170	60,722
Hellenic Telecommunications Organization SA	41,779	606,656
Koninklijke KPN NV	167,252	452,645
KT Corp.	3,904	98,137
Magyar Telekom Telecommunications PLC	23,212	15,873
Orange SA	9,371	84,756
Telefonica Brasil SA	6,941	52,099
Telenor ASA	27,931	255,628
Turk Telekomunikasyon AS	70,215	40,599
Verizon Communications, Inc.	35,554	1,349,985
Entertainment 0.2%
DeNA Company, Ltd.	4,250	53,850
Nintendo Company, Ltd.	4,380	176,664
Media 1.2%
Comcast Corp., Class A	24,742	725,683
Criteo SA, ADR (A)	392	10,596
Fuji Media Holdings, Inc.	2,855	20,968
Megacable Holdings SAB de CV, Series CPO	17,434	35,120
Metropole Television SA	3,434	41,458
Nippon Television Holdings, Inc.	5,360	42,949
Omnicom Group, Inc.	5,858	369,581
Paramount Global, Class B	1,306	24,866
RTL Group SA	1,672	52,905
Television Francaise 1	7,903	45,148
TV Asahi Holdings Corp.	3,570	34,614
WPP PLC	12,493	103,132
Wireless telecommunication services 0.5%
KDDI Corp.	22,900	669,511
MTN Group, Ltd.	1,907	12,582
Turkcell Iletisim Hizmetleri AS	27,277	28,988
Consumer discretionary 6.7%		8,763,836
Auto components 0.4%
Continental AG	964	42,776
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	2,673	10,718
Hankook Tire & Technology Company, Ltd.	2,064	50,379
Hyundai Mobis Company, Ltd.	447	59,006
NOK Corp.	5,825	45,479
Stanley Electric Company, Ltd.	4,338	68,109
Sumitomo Electric Industries, Ltd.	8,020	81,415
Sumitomo Rubber Industries, Ltd.	4,980	39,651
Tachi-S Company, Ltd.	2,880	21,324
Tokai Rika Company, Ltd.	4,310	41,126
Toyoda Gosei Company, Ltd.	2,670	40,426
TS Tech Company, Ltd.	4,630	45,424
Unipres Corp.	4,540	27,851
Automobiles 1.6%
Bayerische Motoren Werke AG	3,064	207,670
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Automobiles (continued)
Dongfeng Motor Group Company, Ltd., H Shares	102,896	$55,004
Ford Motor Company	1,040	11,648
Great Wall Motor Company, Ltd., H Shares	70,740	80,646
Hero MotoCorp, Ltd.	670	20,862
Honda Motor Company, Ltd.	6,950	150,855
Isuzu Motors, Ltd.	67,222	743,303
Mercedes-Benz Group AG	1,473	74,485
Nissan Motor Company, Ltd.	17,690	57,008
Renault SA (A)	2,487	67,288
Stellantis NV	7,763	91,700
Subaru Corp.	4,844	73,204
Toyota Motor Corp.	31,205	407,863
Yadea Group Holdings, Ltd. (B)	7,948	12,703
Diversified consumer services 0.0%
Benesse Holdings, Inc.	380	5,658
Hotels, restaurants and leisure 1.2%
Darden Restaurants, Inc.	3,419	431,888
McDonald’s Corp.	1,329	306,653
OPAP SA	20,796	249,395
Sands China, Ltd. (A)	182,400	454,217
Starbucks Corp.	1,065	89,737
Household durables 0.5%
Coway Company, Ltd.	1,215	45,437
De’ Longhi SpA	2,767	40,444
Electrolux AB, Series B	6,564	68,222
Garmin, Ltd.	4,113	330,315
Nikon Corp.	4,555	43,168
Persimmon PLC	8,683	118,751
Sekisui House, Ltd.	1,003	16,612
Internet and direct marketing retail 0.0%
ASKUL Corp.	4,400	45,292
Leisure products 0.2%
Bandai Namco Holdings, Inc.	1,979	128,968
Hasbro, Inc.	1,184	79,825
Specialty retail 2.2%
Adastria Company, Ltd.	1,910	28,368
CECONOMY AG	9,121	10,597
Industria de Diseno Textil SA	59,708	1,232,172
Kingfisher PLC	14,177	34,510
Shimamura Company, Ltd.	390	33,005
The Home Depot, Inc.	4,250	1,172,745
The TJX Companies, Inc.	3,456	214,687
USS Company, Ltd.	8,269	127,707
Xebio Holdings Company, Ltd.	4,605	30,674
Textiles, apparel and luxury goods 0.6%
ANTA Sports Products, Ltd.	1,026	10,770
Cie Financiere Richemont SA, A Shares	5,439	513,417
Li Ning Company, Ltd.	8,456	64,163
Sanyo Shokai, Ltd. (A)	1,690	11,031
The Swatch Group AG, Bearer Shares	396	88,941
VF Corp.	2,621	78,394
Yue Yuen Industrial Holdings, Ltd.	23,639	30,150
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer staples 10.0%		$13,180,749
Beverages 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	11,447	24,734
Cia Cervecerias Unidas SA, ADR	2,473	26,659
Coca-Cola Icecek AS	4,847	35,229
Embotelladora Andina SA, Series B, ADR	5,524	55,958
Kirin Holdings Company, Ltd.	4,920	75,796
PepsiCo, Inc.	2,091	341,377
The Coca-Cola Company	8,086	452,978
Food and staples retailing 1.1%
Atacadao SA	6,878	24,646
Carrefour SA	5,991	83,090
J Sainsbury PLC	23,957	46,395
Marks & Spencer Group PLC (A)	8,330	9,086
Shoprite Holdings, Ltd.	43,521	519,585
Sundrug Company, Ltd.	1,761	42,851
Sysco Corp.	1,929	136,400
Tesco PLC	208,639	478,841
Tsuruha Holdings, Inc.	1,165	68,210
Food products 3.3%
Archer-Daniels-Midland Company	1,978	159,130
Astral Foods, Ltd.	3,149	33,541
Conagra Brands, Inc.	16,256	530,433
Dali Foods Group Company, Ltd. (B)	1,328,995	572,312
General Mills, Inc.	4,137	316,936
Kellogg Company	15,974	1,112,749
Mondelez International, Inc., Class A	3,281	179,897
Nestle SA	7,165	774,947
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	95,056	6,728
Sime Darby Plantation BHD	567,589	499,073
The J.M. Smucker Company	601	82,583
Ulker Biskuvi Sanayi AS (A)	20,496	22,676
WH Group, Ltd. (B)	47,583	29,927
Household products 1.7%
Colgate-Palmolive Company	3,801	267,020
Kimberly-Clark Corp.	3,600	405,144
The Clorox Company	825	105,922
The Procter & Gamble Company	11,434	1,443,543
Personal products 0.7%
Colgate-Palmolive India, Ltd.	26,341	527,589
Unilever PLC	2,575	113,145
Unilever PLC, ADR	5,956	261,111
Tobacco 2.5%
Altria Group, Inc.	15,769	636,752
British American Tobacco PLC	9,193	329,638
KT&G Corp.	3,165	191,103
Philip Morris International, Inc.	25,985	2,157,015
Energy 6.8%		8,851,346
Energy equipment and services 0.1%
Fugro NV (A)	2,833	28,684
Trican Well Service, Ltd. (A)	8,979	18,655
Oil, gas and consumable fuels 6.7%
ARC Resources, Ltd.	3,379	40,582
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
BP PLC	57,340	$273,993
Cameco Corp.	2,587	68,657
Chevron Corp.	2,482	356,589
ConocoPhillips	9,039	925,051
Coterra Energy, Inc.	9,046	236,282
Devon Energy Corp.	11,340	681,874
Enbridge, Inc.	27,186	1,008,048
ENEOS Holdings, Inc.	162,243	523,258
Eni SpA	13,632	144,890
EOG Resources, Inc.	2,148	239,996
Exxon Mobil Corp.	5,381	469,815
Foresight Energy LLC (A)	191	2,286
Inpex Corp.	7,271	67,817
Japan Petroleum Exploration Company, Ltd.	1,025	24,746
Oil & Natural Gas Corp., Ltd.	18,325	28,375
Phillips 66	1,434	115,752
Pioneer Natural Resources Company	2,725	590,044
Shell PLC	15,502	384,573
TC Energy Corp.	24,793	998,648
TotalEnergies SE	29,579	1,387,685
Ultrapar Participacoes SA	22,716	49,396
Woodside Energy Group, Ltd.	3,796	77,558
Yankuang Energy Group Company, Ltd., H Shares	23,511	84,891
YPF SA, ADR (A)	3,736	23,201
Financials 20.2%		26,488,528
Banks 8.6%
ABN AMRO Bank NV (B)	8,014	71,808
AIB Group PLC	29,301	71,307
Bank Mandiri Persero Tbk PT	127,485	78,281
Bank of America Corp.	36,661	1,107,162
Bank of Ireland Group PLC	10,523	67,494
BNP Paribas SA	2,642	111,596
BPER Banca	35,830	54,913
CaixaBank SA	24,425	78,670
Canara Bank	15,612	43,675
CIMB Group Holdings BHD	548,935	605,255
Dah Sing Financial Holdings, Ltd.	10,722	24,357
DGB Financial Group, Inc.	7,656	37,119
DNB Bank ASA	40,384	640,815
Erste Group Bank AG	3,431	75,215
FinecoBank Banca Fineco SpA	49,232	608,039
Hong Leong Bank BHD	118,958	525,052
HSBC Holdings PLC	124,900	646,715
Huntington Bancshares, Inc.	11,098	146,272
Industrial Bank of Korea	4,861	32,146
ING Groep NV	8,955	76,730
JPMorgan Chase & Co.	2,381	248,815
Kasikornbank PCL	17,152	65,175
Kasikornbank PCL, NVDR	7,559	28,723
KB Financial Group, Inc.	2,790	84,254
M&T Bank Corp.	1,364	240,500
Mitsubishi UFJ Financial Group, Inc.	160,959	729,164
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
Mizuho Financial Group, Inc.	54,900	$594,272
Powszechna Kasa Oszczednosci Bank Polski SA	1,951	8,523
Resona Holdings, Inc.	31,620	115,712
Royal Bank of Canada	11,006	990,926
Sberbank of Russia PJSC, ADR (A)(C)	3,353	761
Security Bank Corp.	24,656	33,991
Shinhan Financial Group Company, Ltd.	4,032	93,660
Societe Generale SA	4,537	89,724
Standard Chartered PLC	21,468	134,273
Sumitomo Mitsui Financial Group, Inc.	23,600	654,227
Sumitomo Mitsui Trust Holdings, Inc.	3,490	99,255
The Bank of Nova Scotia	19,244	915,286
The PNC Financial Services Group, Inc.	924	138,064
The Tochigi Bank, Ltd.	8,900	16,908
Truist Financial Corp.	12,934	563,146
Unicaja Banco SA (B)	58,048	52,341
UniCredit SpA	14,188	143,641
VTB Bank PJSC, GDR (A)(C)	55,420	887
Woori Financial Group, Inc.	15,208	112,861
Capital markets 4.1%
Ares Management Corp., Class A	15,831	980,730
BlackRock, Inc.	1,084	596,504
CME Group, Inc.	3,919	694,172
Hargreaves Lansdown PLC	1,326	12,699
Ichiyoshi Securities Company, Ltd.	3,860	15,847
Invesco, Ltd.	6,228	85,324
MarketAxess Holdings, Inc.	79	17,577
Morgan Stanley	4,783	377,905
Nomura Holdings, Inc.	9,143	30,290
Partners Group Holding AG	165	132,789
State Street Corp.	724	44,026
T. Rowe Price Group, Inc.	4,984	523,370
The Blackstone Group, Inc.	9,011	754,221
The Carlyle Group, Inc.	3,377	87,262
UBS Group AG	73,676	1,068,889
Consumer finance 0.0%
Provident Financial PLC	11,741	21,714
Diversified financial services 0.7%
Apollo Global Management, Inc.	878	40,827
Equitable Holdings, Inc.	5,757	151,697
FirstRand, Ltd.	215,384	719,007
G-Resources Group, Ltd.	18,261	3,794
Insurance 6.5%
Admiral Group PLC	14,101	299,556
Ageas SA/NV	1,867	68,093
Allianz SE	1,638	258,041
Arthur J. Gallagher & Company	565	96,739
Assicurazioni Generali SpA	22,124	302,088
Aviva PLC	26,204	112,385
AXA SA	70,131	1,531,163
Caixa Seguridade Participacoes S/A	38,931	61,417
China Reinsurance Group Corp., H Shares	627,534	38,658
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Chubb, Ltd.	1,200	$218,256
Dai-ichi Life Holdings, Inc.	5,775	91,824
Fidelity National Financial, Inc.	1,069	38,698
Legal & General Group PLC	142,849	340,978
Medibank Private, Ltd.	253,960	567,641
MetLife, Inc.	5,552	337,451
MS&AD Insurance Group Holdings, Inc.	24,309	643,768
Muenchener Rueckversicherungs-Gesellschaft AG	49	11,795
Old Mutual, Ltd.	84,507	45,413
Phoenix Group Holdings PLC	57,214	333,206
Powszechny Zaklad Ubezpieczen SA	31,281	145,132
Principal Financial Group, Inc.	1,510	108,947
Sanlam, Ltd.	43,118	121,961
SCOR SE	3,409	49,285
Swiss Re AG	2,546	187,778
T&D Holdings, Inc.	11,445	108,785
The Progressive Corp.	11,142	1,294,812
Tokio Marine Holdings, Inc.	39,900	709,148
Tongyang Life Insurance Company, Ltd.	5,110	17,102
Zurich Insurance Group AG	1,022	407,421
Mortgage real estate investment trusts 0.3%
Annaly Capital Management, Inc.	18,918	324,633
Health care 14.6%		19,217,761
Biotechnology 1.9%
AbbVie, Inc.	12,114	1,625,820
Amgen, Inc.	1,197	269,804
Gilead Sciences, Inc.	10,117	624,118
Health care equipment and supplies 0.7%
Abbott Laboratories	774	74,892
Koninklijke Philips NV	6,990	107,621
Koninklijke Philips NV, NYRS	3,573	54,988
Medtronic PLC	8,947	722,470
Paramount Bed Holdings Company, Ltd.	1,930	34,373
Health care providers and services 0.6%
Alfresa Holdings Corp.	4,250	49,532
Cardinal Health, Inc.	2,212	147,496
CVS Health Corp.	4,311	411,140
Fresenius SE & Company KGaA	4,050	86,327
Netcare, Ltd.	50,905	38,571
UnitedHealth Group, Inc.	60	30,302
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,290	13,599
Pharmaceuticals 11.4%
AstraZeneca PLC	9,139	1,004,645
AstraZeneca PLC, ADR	3,734	204,773
Bristol-Myers Squibb Company	17,233	1,225,094
Eisai Company, Ltd.	700	37,561
Eli Lilly & Company	570	184,310
Johnson & Johnson	20,924	3,418,145
Kissei Pharmaceutical Company, Ltd.	1,670	29,667
Merck & Company, Inc.	31,750	2,734,310
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Novartis AG	19,739	$1,504,841
Ono Pharmaceutical Company, Ltd.	4,200	98,107
Pfizer, Inc.	64,001	2,800,684
Roche Holding AG	2,512	817,738
Sanofi	1,373	104,549
Takeda Pharmaceutical Company, Ltd.	29,355	762,284
Industrials 10.5%		13,831,254
Aerospace and defense 2.7%
Austal, Ltd.	16,372	23,873
Babcock International Group PLC (A)	15,728	48,567
BAE Systems PLC	177,437	1,559,036
Dassault Aviation SA	511	58,137
General Dynamics Corp.	1,234	261,818
L3Harris Technologies, Inc.	798	165,848
Lockheed Martin Corp.	3,485	1,346,221
Raytheon Technologies Corp.	1,630	133,432
Air freight and logistics 0.3%
bpost SA	4,152	22,253
CH Robinson Worldwide, Inc.	947	91,206
PostNL NV	11,384	19,045
United Parcel Service, Inc., Class B	1,231	198,856
Yamato Holdings Company, Ltd.	5,980	89,804
Airlines 0.1%
easyJet PLC (A)	15,719	51,289
Japan Airlines Company, Ltd. (A)	4,420	79,153
Building products 0.6%
Cie de Saint-Gobain	3,132	111,987
Johnson Controls International PLC	14,636	720,384
Commercial services and supplies 0.1%
Aeon Delight Company, Ltd.	1,979	38,838
Prosegur Cia de Seguridad SA	18,289	27,717
Waste Management, Inc.	158	25,313
Construction and engineering 1.9%
China State Construction International Holdings, Ltd.	524,059	528,084
Chiyoda Corp. (A)	5,915	15,462
Ferrovial SA	21,890	496,873
Implenia AG (A)	1,225	38,990
JGC Holdings Corp.	5,815	72,146
Obayashi Corp.	87,462	561,328
Vinci SA	8,738	706,561
Electrical equipment 0.3%
Cosel Company, Ltd.	4,060	23,026
Eaton Corp. PLC	1,583	211,109
Emerson Electric Company	376	27,531
Hubbell, Inc.	662	147,626
Ushio, Inc.	2,510	26,072
Zumtobel Group AG	2,338	13,669
Industrial conglomerates 0.9%
3M Company	2,428	268,294
Honeywell International, Inc.	973	162,462
Siemens AG	1,523	148,862
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Smiths Group PLC	32,892	$547,881
Machinery 1.1%
Daimler Truck Holding AG (A)	4,375	98,908
Duerr AG	1,268	26,367
Hino Motors, Ltd. (A)	10,810	44,693
Hisaka Works, Ltd.	2,660	15,009
Kone OYJ, B Shares	7,060	272,011
Makino Milling Machine Company, Ltd.	1,720	53,076
Makita Corp.	2,987	57,964
Mitsubishi Heavy Industries, Ltd.	1,205	40,077
OKUMA Corp.	1,260	43,269
OSG Corp.	1,130	13,978
PACCAR, Inc.	5,928	496,114
SKF AB, B Shares	8,331	111,607
Stanley Black & Decker, Inc.	419	31,513
Sumitomo Heavy Industries, Ltd.	3,280	60,751
THK Company, Ltd.	4,330	74,757
Wartsila OYJ ABP	7,456	47,628
Marine 0.2%
A.P. Moller - Maersk A/S, Series B	104	188,992
Evergreen Marine Corp. Taiwan, Ltd.	13,705	62,487
Pacific Basin Shipping, Ltd.	24,031	7,420
Professional services 0.7%
Adecco Group AG	3,099	85,531
Bureau Veritas SA	29,546	661,166
Hays PLC	46,891	52,847
Pagegroup PLC	9,423	38,720
SThree PLC	5,119	19,594
Road and rail 0.1%
Canadian National Railway Company	1,297	140,071
Trading companies and distributors 1.5%
Marubeni Corp.	60,604	528,800
Mitsui & Company, Ltd.	12,503	266,061
Rexel SA (A)	2,449	36,703
SIG PLC (A)	19,684	6,526
Sumitomo Corp.	44,800	553,476
Triton International, Ltd.	11,445	626,385
Information technology 9.0%		11,807,092
Communications equipment 1.3%
Cisco Systems, Inc.	39,190	1,567,600
Nokia OYJ	24,359	104,575
Electronic equipment, instruments and components 0.4%
Alps Alpine Company, Ltd.	5,310	38,385
Citizen Watch Company, Ltd.	7,785	32,488
Corning, Inc.	6,245	181,230
E Ink Holdings, Inc.	7,839	51,753
Foxconn Technology Company, Ltd.	24,434	35,156
Hon Hai Precision Industry Company, Ltd.	22,998	73,642
Nan Ya Printed Circuit Board Corp.	2,601	15,289
Nippon Chemi-Con Corp. (A)	3,130	40,328
PAX Global Technology, Ltd.	29,186	22,089
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
IT services 1.4%
Accenture PLC, Class A	478	$122,989
Automatic Data Processing, Inc.	851	192,488
Broadridge Financial Solutions, Inc.	986	142,300
Fidelity National Information Services, Inc.	2,887	218,171
IBM Corp.	5,115	607,713
Itochu Techno-Solutions Corp.	2,612	61,228
Mastercard, Inc., Class A	59	16,776
Paychex, Inc.	2,279	255,727
Sopra Steria Group SACA	126	15,941
The Western Union Company	6,754	91,179
Visa, Inc., Class A	292	51,874
Semiconductors and semiconductor equipment 4.8%
ams AG (A)	6,176	38,444
Analog Devices, Inc.	4,612	642,636
ASMPT, Ltd.	8,043	48,756
Broadcom, Inc.	1,265	561,673
Disco Corp.	234	51,586
Intel Corp.	19,668	506,844
KLA Corp.	900	272,367
MediaTek, Inc.	4,155	71,700
Microchip Technology, Inc.	5,334	325,534
Miraial Company, Ltd.	1,900	21,020
Novatek Microelectronics Corp.	6,781	46,410
NVIDIA Corp.	934	113,378
NXP Semiconductors NV	922	136,004
Qualcomm, Inc.	3,139	354,644
Taiwan Semiconductor Manufacturing Company, Ltd.	96,055	1,273,247
Texas Instruments, Inc.	11,975	1,853,491
Tokyo Seimitsu Company, Ltd.	745	21,916
Software 0.2%
Intuit, Inc.	416	161,125
Trend Micro, Inc.	3,067	165,197
Technology hardware, storage and peripherals 0.9%
Canon, Inc.	10,911	238,324
Catcher Technology Company, Ltd.	12,344	66,844
HP, Inc.	14,094	351,222
Maxell, Ltd.	4,180	39,573
Quadient SA	2,652	36,706
Samsung Electronics Company, Ltd.	11,175	410,338
Seagate Technology Holdings PLC	1,112	59,192
Materials 4.3%		5,611,303
Chemicals 1.3%
BASF SE	4,045	155,241
China BlueChemical, Ltd., H Shares	77,426	16,003
Dongyue Group, Ltd.	41,831	41,452
International Flavors & Fragrances, Inc.	1,075	97,642
Kumho Petrochemical Company, Ltd.	155	12,410
LyondellBasell Industries NV, Class A	3,521	265,061
PPG Industries, Inc.	1,858	205,662
Shin-Etsu Chemical Company, Ltd.	188	18,604
Sumitomo Chemical Company, Ltd.	154,908	532,821
Yara International ASA	9,014	316,348
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Construction materials 0.2%
HeidelbergCement AG	2,295	$90,662
Holcim, Ltd. (A)	2,338	95,813
Imerys SA	1,251	37,735
Taiheiyo Cement Corp.	3,250	45,895
Vicat SA	1,116	25,063
Containers and packaging 0.1%
International Paper Company	3,342	105,941
Nampak, Ltd. (A)	44,955	4,583
Metals and mining 2.7%
African Rainbow Minerals, Ltd.	7,805	104,959
Anglo American Platinum, Ltd.	694	49,222
Anglo American PLC	3,093	92,870
Barrick Gold Corp.	5,457	84,580
BHP Group, Ltd.	21,016	522,418
Boliden AB	6,264	193,532
Centamin PLC	38,343	38,465
Centerra Gold, Inc.	7,755	34,134
Eldorado Gold Corp. (A)	6,113	36,861
Endeavour Mining PLC	2,848	52,533
Eregli Demir ve Celik Fabrikalari TAS	53,740	83,797
Fortescue Metals Group, Ltd.	11,552	124,015
Fresnillo PLC	1,687	14,392
Harmony Gold Mining Company, Ltd., ADR	9,409	22,864
Impala Platinum Holdings, Ltd.	16,418	152,648
Kinross Gold Corp.	4,012	15,085
Kyoei Steel, Ltd.	3,770	36,060
Maruichi Steel Tube, Ltd.	2,860	58,566
Nakayama Steel Works, Ltd.	2,740	10,653
Neturen Company, Ltd.	3,740	16,582
Norsk Hydro ASA	6,779	36,376
Nucor Corp.	413	44,187
OceanaGold Corp. (A)	19,634	31,981
Resolute Mining, Ltd. (A)	32,168	4,314
Rio Tinto PLC	23,201	1,255,310
Rio Tinto PLC, ADR	2,652	146,019
Rio Tinto, Ltd.	4,327	261,750
Yodogawa Steel Works, Ltd.	1,230	20,194
Real estate 2.8%		3,674,294
Equity real estate investment trusts 2.3%
Crown Castle, Inc.	1,264	182,711
Digital Realty Trust, Inc.	2,079	206,195
Extra Space Storage, Inc.	213	36,787
Gaming and Leisure Properties, Inc.	5,291	234,074
Healthcare Realty Trust, Inc.	24,510	511,034
Iron Mountain, Inc.	3,192	140,352
Land Securities Group PLC	6,361	36,755
Medical Properties Trust, Inc.	57,165	677,977
Public Storage	900	263,529
Simon Property Group, Inc.	1,426	127,984
Stockland	141,771	296,701
The British Land Company PLC	9,283	35,956
Vornado Realty Trust	255	5,906
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Welltower, Inc.	2,217	$142,597
WP Carey, Inc.	1,303	90,949
Real estate management and development 0.5%
CK Asset Holdings, Ltd.	15,928	95,622
Country Garden Services Holdings Company, Ltd.	2,528	3,691
Mitsubishi Estate Company, Ltd.	7,100	93,551
Sino Land Company, Ltd.	373,993	491,923
Utilities 6.1%		7,978,625
Electric utilities 4.1%
Alliant Energy Corp.	99	5,246
American Electric Power Company, Inc.	4,782	413,404
CEZ AS	4,231	145,036
Duke Energy Corp.	13,294	1,236,608
Edison International	11,981	677,885
Entergy Corp.	605	60,881
Exelon Corp.	25,527	956,241
Iberdrola SA	59,656	556,243
Mercury NZ, Ltd.	153,399	488,341
NextEra Energy, Inc.	3,119	244,561
Origin Energy, Ltd.	147,229	488,501
The Southern Company	2,090	142,120
Gas utilities 0.1%
APA Group	3,806	23,418
Enagas SA	3,662	56,684
Independent power and renewable electricity producers 0.4%
Meridian Energy, Ltd.	196,333	526,821
Multi-utilities 1.4%
Centrica PLC (A)	13,617	10,685
Consolidated Edison, Inc.	5,077	435,404
Dominion Energy, Inc.	1,372	94,819
Engie SA	12,527	144,184
National Grid PLC	94,877	976,673
Sempra Energy	1,551	232,557
Water utilities 0.1%

Cia de Saneamento Basico do Estado de Sao Paulo	6,777	62,313

Preferred securities 0.4%		$588,664
(Cost $700,786)
Consumer discretionary 0.0%		35,407
Automobiles 0.0%
Hyundai Motor Company, 2nd Preferred	609	35,407
Consumer staples 0.1%		75,184
Household products 0.1%
Henkel AG & Company KGaA	1,266	75,184
Energy 0.3%		406,036
Oil, gas and consumable fuels 0.3%
Petroleo Brasileiro SA	73,500	406,036
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials 0.0%		$72,037
Chemicals 0.0%

Fuchs Petrolub SE	2,212	56,014

LG Chem, Ltd.	92	16,023
Exchange-traded funds 0.3%		$320,866
(Cost $364,272)
iShares Core MSCI EAFE ETF	6,092	320,866
Closed-end funds 0.0%		$48,292
(Cost $38,640)
Sprott Physical Uranium Trust (A)	4,090	48,292

	Rate (%)	Maturity date	Par value^	Value
Term loans (D) 0.0%				$311
(Cost $323)
Financials 0.0%				311
Insurance 0.0%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	5.766	04-25-25	323	311

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(C)	500,000	0
Short-term investments 2.3%		$3,000,000
(Cost $3,000,000)
Repurchase agreement 2.3%		3,000,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-22 at 2.980% to be repurchased at $3,000,745 on 10-3-22, collateralized by $3,295,305 Government National Mortgage Association, 2.500% - 4.500% due 8-20-33 to 12-15-61 (valued at $3,059,812) and $200 U.S. Treasury Notes, 1.500% - 2.875% due 2-15-25 to 5-15-32 (valued at $188)	3,000,000	3,000,000

Total investments (Cost $154,074,163) 98.5%	$129,220,276
Other assets and liabilities, net 1.5%	2,011,884
Total net assets 100.0%	$131,232,160

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 9-30-22:
United States	50.1%
Japan	10.0%
United Kingdom	7.8%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

Switzerland	4.8%
France	4.1%
Canada	3.4%
Spain	1.9%
Australia	1.8%
South Africa	1.4%
Taiwan	1.3%
Other countries	13.4%
TOTAL	100.0%
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	22	Long	Dec 2022	$4,323,847	$3,961,650	$(362,197)
Euro STOXX 50 Index Futures	167	Short	Dec 2022	(5,969,509)	(5,425,606)	543,903
FTSE 100 Index Futures	67	Short	Dec 2022	(5,517,690)	(5,172,658)	345,032
MSCI EAFE Index Futures	89	Short	Dec 2022	(8,358,464)	(7,389,670)	968,794
MSCI Emerging Markets Index Futures	27	Short	Dec 2022	(1,318,126)	(1,176,525)	141,601
TOPIX Index Futures	30	Short	Dec 2022	(3,894,888)	(3,805,707)	89,181
						$1,726,314
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,875,000	USD	1,887,165	SCB	12/21/2022	—	$(38,346)
USD	3,031,793	CAD	4,030,000	MSI	12/21/2022	$113,316	—
USD	8,967,773	EUR	8,908,000	DB	12/21/2022	184,158	—
USD	6,648,263	GBP	5,774,000	BNP	12/21/2022	193,728	—
USD	3,891,534	JPY	554,500,000	MSI	12/21/2022	26,216	—
						$517,418	$(38,346)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
DB	Deutsche Bank AG
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2022, by major security category or type:
	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$5,857,355	$2,959,570	$2,897,785	—
Consumer discretionary	8,763,836	2,715,892	6,047,944	—
Consumer staples	13,180,749	8,696,253	4,484,496	—
Energy	8,851,346	5,822,590	3,028,756	—
Financials	26,488,528	11,184,739	15,302,141	$1,648
Health care	19,217,761	14,528,346	4,689,415	—
Industrials	13,831,254	5,054,183	8,777,071	—
Information technology	11,807,092	8,786,157	3,020,935	—
Materials	5,611,303	1,142,550	4,468,753	—
Real estate	3,674,294	2,620,095	1,054,199	—
Utilities	7,978,625	4,562,039	3,416,586	—
16	|

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Consumer discretionary	$35,407	—	$35,407	—
Consumer staples	75,184	—	75,184	—
Energy	406,036	$406,036	—	—
Materials	72,037	—	72,037	—
Exchange-traded funds	320,866	320,866	—	—
Closed-end funds	48,292	48,292	—	—
Term loans	311	—	311	—
Short-term investments	3,000,000	—	3,000,000	—
Total investments in securities	$129,220,276	$68,847,608	$60,371,020	$1,648
Derivatives:
Assets
Futures	$2,088,511	$2,088,511	—	—
Forward foreign currency contracts	517,418	—	$517,418	—
Liabilities
Futures	(362,197)	(362,197)	—	—
Forward foreign currency contracts	(38,346)	—	(38,346)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	17